Related party transactions (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Transaction 1 [Member]	Dec. 31, 2010 Transaction 2 [Member]		Dec. 31, 2009 Transaction 2 [Member]		Dec. 31, 2010 Transaction 3 [Member]		Dec. 31, 2009 Transaction 3 [Member]		Dec. 31, 2009 Transaction 4 [Member]	Dec. 31, 2010 Transaction 5 [Member]		Dec. 31, 2010 Transaction 6 [Member]		Dec. 31, 2010 Transaction 7 [Member]		Dec. 31, 2011 Transaction 8 [Member]		Dec. 31, 2010 Transaction 8 [Member]		Dec. 31, 2011 Transaction 9 [Member]		Dec. 31, 2011 Transaction 10 [Member]	Dec. 31, 2011 Transaction 11 [Member]
Related Party Transaction [Line Items]
Description of Transaction	Marketing services provided by Zhizhu Network	Share repurchase from SAIF	Cash collection on behalf of Ye Net	[1]	Cash collection on behalf of Ye Net	[1]	To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (“Jiuzhou Kaiyuan”)	[2]	To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. (“Jiuzhou Kaiyuan”)	[2]	Short-term loan to Jiuzhou Tianyuan	Equity investment in Zhizhu Network	[3]	Short-term loan to Zhizhu Network	[3]	Transfer domain name of 178.com to Zhizhu Network	[3]	Marketing services provided by Zhizhu Network	[3]	Marketing services provided by Zhizhu Network	[3]	Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.	[4]	Long-term loan to Unknown Worlds	Office rental income from PW Pictures
Amounts of Transaction		358,290,214	1,073,284		2,983,896		16,885,051		17,800,000		6,980,000	27,000,000		2,500,000		0		2,242,500		1,422,500		360,000,000		7,561,080	138,074

[1]	Ye Net ceased to be a related party of the Group as it became the Group’s majority-owned VIE starting January 2011. See Note 10(6) for details.
[2]	Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company’s former Directors who has resigned from Board during May 2010.
[3]	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.
[4]	For details of this transaction, please see Note 11